Inventories - Schedule of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Classes of current inventories [abstract]
Stores and spare parts	₨ 28		₨ 127
Finished and traded goods	1,306		937
Inventories	₨ 1,334	$ 18	₨ 1,064